Short and Long Term Debt - Schedule of Total Indebtedness (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Secured Debt [Member] Apple Ridge Funding LLC [Member]	Dec. 31, 2011 Secured Debt [Member] Apple Ridge Funding LLC [Member]		Dec. 31, 2010 Secured Debt [Member] Apple Ridge Funding LLC [Member]	Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member]	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member]		Dec. 31, 2010 Secured Debt [Member] Cartus Financing Limited [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended revolving credit facility [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended revolving credit facility [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended revolving credit facility [Member]	Jun. 30, 2012 Secured Debt [Member] Extended revolving credit facility [Member]	Feb. 27, 2012 Secured Debt [Member] Extended revolving credit facility [Member]	Dec. 31, 2011 Secured Debt [Member] Extended revolving credit facility [Member]		Dec. 31, 2010 Secured Debt [Member] Extended revolving credit facility [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended term loan facility [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended term loan facility [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended term loan facility [Member]	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member]		Dec. 31, 2010 Secured Debt [Member] Extended term loan facility [Member]	Jun. 30, 2012 Secured Debt [Member] First Lien Notes [Member]	Feb. 03, 2011 Secured Debt [Member] First Lien Notes [Member]	Jun. 30, 2012 Secured Debt [Member] New First and Half Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Oct. 31, 2009 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Jun. 30, 2012 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2010 Line of Credit [Member]	Dec. 31, 2011 Other Bank Indebtedness [Member]		Dec. 31, 2010 Other Bank Indebtedness [Member]	Jun. 30, 2012 Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2010 Senior Notes [Member] 10.50% Interest Rate [Member]	Jun. 30, 2012 Senior Notes [Member] 11.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member]		Dec. 31, 2010 Senior Notes [Member] 11.50% Interest Rate [Member]	Jun. 30, 2012 Senior Notes [Member] 12.00% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member]		Dec. 31, 2010 Senior Notes [Member] 12.00% Interest Rate [Member]	Jun. 30, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2010 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Jun. 30, 2012 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]		Dec. 31, 2010 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Jun. 30, 2012 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2010 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Sep. 04, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Jun. 30, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Non-extended revolving credit facility [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Non-extended revolving credit facility [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Extended revolving credit facility [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Extended revolving credit facility [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Non-extended term loan facility [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Non-extended term loan facility [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Other Bank Indebtedness [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Other Bank Indebtedness [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Notes [Member] 11.50% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Notes [Member] 11.50% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Notes [Member] 12.00% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Notes [Member] 12.00% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Convertible Notes Payable [Member] 11.00% Interest Rate [Member]
Debt Instrument [Line Items]
Long-term debt		$ 7,150										$ 0	$ 78	[1],[2]	$ 0	$ 109	$ 55	$ 97	[1],[2]	$ 0	$ 0	$ 629	[3]	$ 3,059	$ 1,822	$ 1,822	[3]	$ 0	$ 593	$ 700	$ 325	$ 593	$ 593	$ 0	$ 700	$ 700	$ 0	$ 325	$ 325	$ 0	$ 650	$ 650	$ 650	$ 150							$ 64	$ 64	$ 1,688	$ 489	$ 489	[4]	$ 0	$ 129	$ 129	[5]	$ 0	$ 41	$ 52	$ 468	$ 188	$ 187	[6]	$ 864	$ 10	$ 10	$ 0	$ 2,100	$ 2,110	$ 2,110	$ 0			$ 78	$ 0	$ 97	$ 0	$ 629	$ 3,059	$ 1,822	$ 0	$ 700	$ 0	$ 650	$ 650			$ 64	$ 1,688	$ 489	$ 0	$ 129	$ 0	$ 52	$ 468	$ 187	$ 864	$ 10	$ 0	$ 2,110	$ 0
Short-term debt																																													105	125	155	133	[7]	163																																								133	163
Securitization obligations	267	327	331	245	296	[8]	296	22	31	[8],[9]	35																																																																	327	331
Total long-term and short-term debt	$ 7,602	$ 7,477	$ 7,223

[1]	Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.
[2]	The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[3]	Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).
[4]	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.
[5]	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.
[6]	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.
[7]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million.
[8]	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.
[9]	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.